5. Property and Equipment (Details Narrative) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Dec. 31, 2011
Property And Equipment Details Narrative [Abstract]
Depreciation and amortization expense	$ 78,694	$ 113,794	$ 256,363	$ 62,994	$ 73,718	$ 85,662
Accumulated depreciation and amortization	648,629	569,665	455,871		229,972	229,972
Amortization expense for software	$ 71,920	$ 99,855	$ 64,192	$ 55,755	$ 226,454	$ 60,290